MEMORANDUM OF CHANGES

                      VAN KAMPEN UNITS TRUSTS, SERIES 1013


     The Prospectus filed with Amendment No. 1 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 1013 on August 20, 2010. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

     Front Cover Page. The date of the Prospectus has been inserted and the preliminary prospectus disclosure has been removed.

     Ibbotson Alternatives Allocation Portfolio - Principal Investment Strategy. In the seventh paragraph of this section, the percentage of funds in the Portfolio that are classified as "non-diversified" under the 1940 Act has been provided.

     The "Fee Table," "Example," and "Essential Information" sections have been completed.

     The "Portfolio" page and notes thereto have been finalized.

     The "Report of Independent Registered Public Accounting Firm" page has been completed.

     The "Statement of Condition" page has been finalized.

     Back Cover Page. The date of the Prospectus has been inserted.